ACCUMULATED OTHER COMPREHENSIVE (LOSS)/ INCOME (Tables)	12 Months Ended
Dec. 31, 2017
ACCUMULATED OTHER COMPREHENSIVE (LOSS)/ INCOME
Schedule of accumulated other comprehensive (loss)/ income

RMB
Balance as of January 1, 2015	(9,387)
Foreign currency translation adjustments	26,182

Balance as of December 31, 2015	16,795
Foreign currency translation adjustments	129,305

Balance as of December 31, 2016	146,100
Foreign currency translation adjustments	(133,767)

Balance as of December 31, 2017	12,333

Balance as of December 31, 2017 (US$)	1,896